Net Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capitalized Software [Line Items]
Capitalized software development costs	$ 45,203	$ 33,046
Less: Accumulated amortization	(7,055)	(2,779)
Total net capitalized software development costs	$ 38,148	$ 30,267